SHAREHOLDER'S CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Summary of number and weighted average exercise prices of share options

		Weighted average
	Options	exercise price (US$)
Share options outstanding, December 31, 2024	22,533,042	$32.98
Exercised	(245,540)	22.80
Share options outstanding, December 31, 2025	22,287,502	$33.09
Vested share options, December 31, 2025	16,799,502	$32.81

Summary of share issuances and cancellations

	Subordinate	Multiple voting	Preferred
	voting shares	shares	shares	Total
Balance, December 31, 2024	381,570,455	11,812,964	18,598,592	411,982,011
Converted from share options	129,686	—	—	129,686
Converted from RSUs	1,741,736	—	—	1,741,736
Converted from preferred shares into subordinate voting shares	6,409,887	—	(5,534,865)	875,022
Repurchased and cancelled	(43,741,452)	—	—	(43,741,452)
Balance, December 31, 2025	346,110,312	11,812,964	13,063,727	370,987,003

RSUs
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Summary of number and grant date fair value of RSUs and DSUs

		Grant date fair value		Grant date fair value
	RSUs	(US$)	DSUs	(US$)
Outstanding, December 31, 2024	1,900,639	$34.75	121,346	$31.79
Granted	2,397,290	44.48	24,209	47.09
Settled	(1,739,834)	38.41	—	—
Forfeited	(132,305)	36.10	—	—
Outstanding, December 31, 2025	2,425,790	$41.67	145,555	$34.33
Expected to vest, December 31, 2025	2,210,329	$42.33	145,555	$34.33

PSUs
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Summary of number and grant date fair value of RSUs and DSUs

		Grant date fair
	PSUs	value (US$)
Outstanding, December 31, 2024	—	$—
Granted	862,576	42.96
Outstanding, December 31, 2025	862,576	$42.96
Expected to vest, December 31, 2025	862,576	$42.96